Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 1,683,059	$ 51,518,436	$ 46,078,066
Financial assets at fair value through profit or loss - current	237,250	7,262,227	5,223,067
Available-for-sale financial assets - current			89,159
Contract assets - current	146,635	4,488,500
Trade receivables, net	2,596,581	79,481,359	55,200,706
Other receivables	41,920	1,283,180	1,051,955
Current tax assets	17,127	524,263	260,542
Inventories	1,196,584	36,627,451	24,260,911
Inventories related to real estate business	328,671	10,060,608	9,819,516
Other financial assets - current	213,638	6,539,467	472,340
Other current assets	123,273	3,773,384	2,482,010
Total current assets	6,584,738	201,558,875	144,938,272
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss - non-current	20,785	636,231
Financial assets at fair value through other comprehensive income - non-current	52,183	1,597,323
Available-for-sale financial assets - non-current			1,123,006
Investments accounted for using the equity method	304,224	9,312,308	48,753,751
Property, plant and equipment	7,010,539	214,592,588	135,168,406
Investment properties	252,806	7,738,379	8,119,436
Goodwill	1,632,618	49,974,446	9,934,494
Other intangible assets	1,009,399	30,897,700	1,406,865
Deferred tax assets	166,885	5,108,357	4,001,821
Other financial assets - non-current	34,116	1,044,294	1,170,500
Long-term prepayments for lease	351,677	10,764,835	8,851,330
Other non-current assets	27,331	836,591	454,391
Total non-current assets	10,862,563	332,503,052	218,984,000
Total assets	17,447,301	534,061,927	363,922,272
CURRENT LIABILITIES
Short-term borrowings	1,413,377	43,263,469	17,962,471
Financial liabilities at fair value through profit or loss - current	1,197	36,655	677,430
Financial liabilities for hedging - current	127,397	3,899,634
Trade payables	1,858,351	56,884,116	41,672,233
Other payables	1,012,868	31,003,882	21,377,887
Current tax liabilities	221,533	6,781,136	7,619,328
Current portion of bonds payable			6,161,197
Current portion of long-term borrowings	352,141	10,779,034	8,261,625
Other current liabilities	195,497	5,984,156	4,644,566
Total current liabilities	5,182,361	158,632,082	108,376,737
NON-CURRENT LIABILITIES
Bonds payable	554,915	16,985,936	16,981,583
Long-term borrowings	4,152,868	127,119,295	27,145,003
Deferred tax liabilities	189,700	5,806,713	4,961,487
Net defined benefit liabilities	167,222	5,118,677	3,936,685
Other non-current liabilities	44,799	1,371,302	1,210,590
Total non-current liabilities	5,109,504	156,401,923	54,235,348
Total liabilities	10,291,865	315,034,005	162,612,085
Share capital
Ordinary shares	1,411,352	43,201,486	87,246,194
Shares subscribed in advance	512	15,658	134,593
Total share capital	1,411,864	43,217,144	87,380,787
Capital surplus	4,680,714	143,276,664	40,624,328
Retained earnings
Legal reserve			16,765,066
Special reserve	109,570	3,353,938	3,353,938
Unappropriated earnings	666,562	20,403,477	53,599,541
Total retained earnings	776,132	23,757,415	73,718,545
Other equity	(225,537)	(6,903,681)	(6,311,089)
Treasury shares	(64,002)	(1,959,107)	(7,292,513)
Equity attributable to owners of the Company	6,579,171	201,388,435	188,120,058
NON-CONTROLLING INTERESTS	576,265	17,639,487	13,190,129
Total equity	7,155,436	219,027,922	201,310,187
TOTAL	$ 17,447,301	$ 534,061,927	$ 363,922,272